Schedule of Investments (unaudited) May 31, 2019	iShares® Currency Hedged MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI South Korea ETF(a)	66,274	$3,682,846

Total Investment Companies — 100.1% (Cost: $4,439,771)		3,682,846

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(a)(b)	31,909	31,909

Total Short-Term Investments — 0.9% (Cost: $31,909)		31,909

Total Investments in Securities — 101.0% (Cost: $4,471,680)		3,714,755

Other Assets, Less Liabilities — (1.0)%		(37,296)

Net Assets — 100.0%		$3,677,459

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—	—	$—	$3,376	(b)	$2,477	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	770	31,139	(a)	—	31,909	31,909	2,487		—	—
iShares MSCI South Korea ETF	21,273	655,067		(610,066)	66,274	3,682,846	295,606		(2,416,050)	(952,766)

						$3,714,755	$301,469		$(2,413,573)	$(952,766)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	5,252,679,000	USD	4,409,569	MS	06/04/19	$1,111
USD	4,520,311	KRW	5,252,679,000	MS	06/04/19	109,631
KRW	294,281,000	USD	247,593	MS	07/02/19	220

						110,962

KRW	5,252,679,000	USD	4,425,882	MS	06/04/19	(15,202)
USD	4,409,569	KRW	5,252,679,000	MS	06/04/19	(1,111)
USD	3,926,515	KRW	4,670,527,000	MS	07/02/19	(6,511)

						(22,824)

	Net unrealized appreciation					$88,138

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI South Korea ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,682,846	$—	$—	$3,682,846
Money Market Funds	31,909	—	—	31,909

	$3,714,755	$—	$—	$3,714,755

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$110,962	$—	$110,962
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22,824)	—	(22,824)

	$—	$88,138	$—	$88,138

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

KRW	South Korean Won

USD	United States Dollar

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